INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Inventory Tables Abstract
Schedule of Inventory

At June 30, 2018 and December 31, 2017, our inventory is, as follows:

	June 30,	December 31,
	2018	2017
Industrial hemp crop under cultivation	$1,391,306	$15,000
Raw materials	239,030	—
Work-in-process	—	—
Finished goods	13,880	28,200
	$1,644,216	$43,200
At December 31, 2017, and 2016, our inventory was, as follows:

	December 31,
	2017	2016
Raw materials	$15,000	$—
Work-in-process	—	—
Finished goods	28,200	—
	$43,200	$—